Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Line Items]
Prepayment to suppliers	¥ 400	¥ 400
Deposits for leased equipment	2,000	2,000
Purchase of raw materials	9,522	12,294
Cash advance to employees	3,800
Chaina [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Prepayment to suppliers	¥ 350,000
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Purchase of raw materials		¥ 7,000